RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 - RELATED PARTY TRANSACTIONS

Amounts due to related parties as of September 30, 2023 and December 31, 2022 are as follows:

		September 30, 2023	December 31, 2022
Mr. Yumin Lin	President, Chief Executive Officer, Secretary, Director and majority shareholder	$454,645	$389,051
Ms. Xiulan Zhou	Manager of a subsidiary, Mr. Yumin Lin’s wife	1,670	508
Mr. Huagen Li	Manager of a subsidiary	2,199	2,316
Mr. Guodong Jia	Manager of a subsidiary	5,900	2,342
Mr. Hongwei Ye	Manager of a subsidiary, Shareholder	15	16
Mr. Anping Chen	Manager of a subsidiary	9,442	1,290
Mr. Jiangwei Jia	Manager of a subsidiary	7,977	3,678
Mr. Yuwen Li	Vice President	100,416	64,924
Ms. Lihua Li	Manager of a subsidiary	7,082	-
Shenzhen DaXingHuaShang Industrial Group Ltd. (fka Shenzhen DaXingHuaShang Industry Development Ltd.)	Mr. Yumin Lin is the supervisor of Shenzhen DaXingHuaShang Industrial Group Ltd.	82,468	86,842
Ms. Chunxiang Zhang	Manager of a subsidiary	4,294	998
Mr. Meng Xue	Manager of a subsidiary	7,398	5,449
Ms. Shuqin Chen	Manager of a subsidiary	8,949	1,358
Mr. Zhipeng Zuo	Manager of a subsidiary	459	59
Mr. Deqin Ke	Manager of a subsidiary	-	724
Mr. Aisheng Zhang	Manager of a subsidiary	23,633	2,320
Mr. Zhihua Liao	Manager of a subsidiary	6,941	3,800
		$723,488	$565,675

Revenues generated from related parties during the nine months ended September 30, 2023 and 2022 are as follows:

		Nine months ended September 30,
		2023	2022
Mr. Kaihong Lin	Chief Financial Officer and Treasurer	$342	$697
Mr. Yumin Lin	President, Chief Executive Officer, Secretary, Director and majority shareholder	-	438
Mr. Zihao Ye	Manager of a subsidiary	-	262
Ms. Xiulan Zhou	Manager of a subsidiary, Mr. Yumin Lin’s wife	14	-
Dongguan Huanhai Trading Co., Ltd.	Mr. Hongwei Ye, a shareholder of the Company and a manager of a subsidiary, is the controlling shareholder of Dongguan Huanhai Trading Co., Ltd.	21,644	49,676
Guangdong Yuexin Jiaotong Construction Co., Ltd.	Mr. Naiyong Luo, a manager of a subsidiary, is the controlling shareholder of Guangdong Yuexin Jiaotong Construction Co., Ltd.	14,420	12,639
Dongguan City Hualianguan Chemical Co., Ltd.	Mr. Hongwei Ye, a shareholder of the Company and a manager of a subsidiary, is the controlling shareholder of Dongguan City Hualianguan Chemical Co., Ltd.	14,808	56,920
Dongguan Humen Shuiyan Drinking Water Store	Ms. Shuiyan Li, a shareholder of the Company, is the controlling shareholder of Dongguan Humen Shuiyan Drinking Water Store	35,619	-
Mr. Yuwen Li	Vice President	321	-
		$87,168	$120,632

Cost of revenues from related parties during the nine months ended September 30, 2023 and 2022 is as follows:

		Nine months ended September 30,
		2023	2022
Dongguan Baxi Food Distribution Co., Ltd.	Significantly influenced by the Company	$83,891	$27,916
Dongguan Dalingshan Xinwenhua Drinking Water Store	Significantly influenced by the Company	27,658	78,474
Dongguan Pengqin Drinking Water Co., Ltd.	Significantly influenced by the Company	24,481	63,429
Dongguan Dengqinghu Drinking Water Store	Significantly influenced by the Company	2,934	2,043
Dongguan Tailai Trading Co., Ltd.	Significantly influenced by the Company	76,224	60,614
Dongguan Anxiang Technology Co., Ltd.	Significantly influenced by the Company	63,754	95,045
Guangdong Jiaduonuo Shengshi Trading Co., Ltd.	Significantly influenced by the Company	112,233	112,598
Dongguan Dalingshan Runxin Drinking Water Store	Significantly influenced by the Company	12,386	26,174
Dongguan City Yijia Trading Co., Ltd.	Mr. Yongming Li, a shareholder of the Company, is the controlling shareholder of Dongguan City Yijia Trading Co., Ltd.	89,535	297,370
		$493,096	$763,663

Purchases from related parties during the nine months ended September 30, 2023 and 2022 are as follows:

		Nine months ended September 30,
		2023	2022
Dongguan Baxi Food Distribution Co., Ltd.	Significantly influenced by the Company	$85,268	$31,360
Dongguan Dalingshan Xinwenhua Drinking Water Store	Significantly influenced by the Company	28,869	90,930
Dongguan Pengqin Drinking Water Co., Ltd.	Significantly influenced by the Company	26,317	66,659
Dongguan Dengqinghu Drinking Water Store	Significantly influenced by the Company	3,124	2,217
Dongguan Tailai Trading Co., Ltd.	Significantly influenced by the Company	77,746	59,449
Dongguan Anxiang Technology Co., Ltd.	Significantly influenced by the Company	63,654	96,341
Guangdong Jiaduonuo Shengshi Trading Co., Ltd.	Significantly influenced by the Company	112,306	117,062
Dongguan Dalingshan Runxin Drinking Water Store	Significantly influenced by the Company	13,329	26,122
Dongguan City Yijia Trading Co., Ltd.	Mr. Yongming Li, a shareholder of the Company, is the controlling shareholder of Dongguan City Yijia Trading Co., Ltd.	87,351	279,247
		$497,964	$769,387

Due to related parties mainly consists of borrowings for working capital purpose, the balances are unsecured, non-interest bearing and due on demand.

Mr. Yuwen Li, the Vice President of the Company, authorized the Company to use trademarks that were owned by him for ten years from October 5, 2019 to October 4, 2029 at no cost.

Also see Note 2, 3, 4, 9 and 10 for more transactions with related parties.

NOTE 8 - RELATED PARTY TRANSACTIONS

Amounts due from related parties as of December 31, 2022 and 2021 are as follows:

		2022	2021
Mr. Deqin Ke	Manager of a subsidiary	$-	$26,364
		$-	$26,364

Amounts due to related parties as of December 31, 2022 and 2021 are as follows:

		2022	2021
Mr. Yumin Lin	President, Chief Executive Officer, Secretary, Director and majority shareholder	$389,051	$344,218
Ms. Xiulan Zhou	Manager of a subsidiary	508	1,157
Mr. Huagen Li	Manager of a subsidiary	2,316	2,518
Mr. Guodong Jia	Manager of a subsidiary	2,342	944
Mr. Minghua Cheng	Former director and majority shareholder	-	157,353
Mr. Hongwei Ye	Manager of a subsidiary, Shareholder	16	17
Mr. Anping Chen	Manager of a subsidiary	1,290	6,924
Mr. Jiangwei Jia	Manager of a subsidiary	3,678	787
Ms. Xiuyun Wang	Manager of a subsidiary	-	6,020
Mr. Yuwen Li	Vice President	64,924	70,745
Shenzhen DaXingHuaShang Industry Development Ltd.	Mr. Yumin Lin is the supervisor of Shenzhen DaXingHuaShang Industry Development Ltd.	86,842	93,298
Ms. Chunxiang Zhang	Manager of a subsidiary	998	-
Mr. Meng Xue	Manager of a subsidiary	5,449	-
Ms. Shuqin Chen	Manager of a subsidiary	1,358	-
Mr. Zhipeng Zuo	Manager of a subsidiary	59	-
Mr. Deqin Ke	Manager of a subsidiary	724	-
Mr. Aisheng Zhang	Manager of a subsidiary	2,320	-
Mr. Zhihua Liao	Manager of a subsidiary	3,800	-
		$565,675	$683,981

Revenues generated from related parties during the years ended December 31, 2022 and 2021 are as follows:

		2022	2021
Mr. Kaihong Lin	Chief Financial Officer and Treasurer	$777	$407
Mr. Yumin Lin	President, Chief Executive Officer, Secretary, Director and majority shareholder	492	389
Ms. Xiulan Zhou	Manager of a subsidiary, Mr. Yumin Lin’s wife	133	63
Mr. Zihao Ye	Manager of a subsidiary	658	108
Mr. Naiyong Luo	Manager of a subsidiary	-	5,759
Mr. Hongwei Ye	Manager of a subsidiary, Shareholder	-	6,820
Mr. Jianglong Xiong	Manager of a subsidiary	18	-
Ms. Shuiyan Li	Shareholder	-	13,178
Dongguan Humen Shuiyan Drinking Water Store	Ms. Shuiyan Li, a shareholder of the Company, is the controlling shareholder of Dongguan Humen Shuiyan Drinking Water Store	139,172	176,354
Guangdong Shuiyijia Distribution Co., Ltd.	Ms. Lihua Li, Mr. Yuwen Li’s wife, is the supervisor of Guangdong Shuiyijia Distribution Co., Ltd.	-	19,619
Dongguan Chashan Pingfeng Cigarette and Wine Co., Ltd.	Mr. Taiping Deng, a manager of a subsidiary, is the controlling shareholder of Dongguan ChaShan Pingfeng Cigarette and Wine Co. Ltd.	-	99,119
Dongguan Huanhai Trading Co., Ltd.	Mr. Weihong Ye, a manager of a subsidiary, is the controlling shareholder of Dongguan Huanhai Trading Co., Ltd.	27,522	104,663
Dongguan Hualianguan Chemical Co., Ltd.	Mr. Weihong Ye, a manager of a subsidiary, is the controlling shareholder of Dongguan Hualian Guanhua Gong Co., Ltd.	56,920	57,671
Dongguan Daying Internet Technology Co., Ltd.	Mr. Minghua Cheng, a former director of the Company, is the controlling shareholder of Dongguan Daying Internet Technology Co., Ltd.	-	132,737
Dongguan Zhengui Reality Co., Ltd.	Mr. Naiyong Luo, a manager of a subsidiary, is the controlling shareholder of Dongguan Zhengui Reality Co., Ltd.	-	54,730
Guangdong Yuexin Jiaotong Construction Co., Ltd.	Mr. Naiyong Luo, a manager of a subsidiary, is the controlling shareholder of Guangdong Yuexin Jiaotong Construction Co., Ltd.	13,132	-
Dongguan Tailai Trading Co., Ltd.	Significantly influenced by the Company	-	13,245
		$238,824	$684,862

Cost of revenues from related parties during the years ended December 31, 2022 and 2021 is as follows:

		2022	2021
Dongguan Anxiang Technology Co., Ltd.	Significant influenced by the Company	$225,721	$56,598
Guangdong Jiaduonuo Shengshi Trading Co., Ltd.	Significant influenced by the Company	305,645	109,936
Dongguan Baxi Food Distribution Co., Ltd.	Significant influenced by the Company	40,931	124,896
Dongguan Dalingshan Xinwenhua Drinking Water Store	Significant influenced by the Company	120,654	99,502
Dongguan Pengqin Drinking Water Co., Ltd.	Significant influenced by the Company	124,502	89,475
Dongguan Tailai Trading Co., Ltd.	Significant influenced by the Company	142,331	113,893
Dongguan Dalingshan Runxin Drinking Water Store	Significant influenced by the Company	52,825	69,676
Dongguan Dengqinghu Drinking Water Store	Significant influenced by the Company	2,799	-
Dongguan City Yijia Trading Co., Ltd.	Mr. Yongming Li, a shareholder of the Company, is the controlling shareholder of Dongguan City Yijia Trading Co., Ltd.	287,090	43,346
		$1,302,498	$707,322

Purchases from related parties during the years ended December 31, 2022 and 2021 are as follows:

		2022	2021
Dongguan Anxiang Technology Co., Ltd.	Significant influenced by the Company	$211,191	$184,099
Guangdong Jiaduonuo Shengshi Tradong Co., Ltd.	Significant influenced by the Company	317,023	168,066
Dongguan Baxi Food Distribution Co., Ltd.	Significant influenced by the Company	44,312	79,685
Dongguan Dalingshan Xinwenhua Drinking Water Store	Significant influenced by the Company	134,021	63,483
Dongguan Pengqin Drinking Water Co., Ltd.	Significant influenced by the Company	128,317	57,086
Dongguan Tailai Trading Co., Ltd.	Significant influenced by the Company	144,264	72,664
Dongguan Dengqinghu Drinking Water Store	Significantly influenced by the Company	3,000	9,483
Dongguan Dalingshan Runxin Drinking Water Store	Significant influenced by the Company	53,782	44,454
Dongguan City Yijia Trading Limited	Mr. Yongming Li, a shareholder of the Company, is the controlling shareholder of Dongguan City Yijia Trading Co., Ltd.	273,639	52,295
		$1,309,549	$731,315

Due from related party mainly consists of funds advanced to related parties as borrowings or funds advanced to pay off the Company’s expenses. The balances are unsecured, non-interest bearing.

Due to related parties mainly consists of borrowings for working capital purpose, the balances are unsecured, non-interest bearing and due on demand.

In addition, during the years ended December 31, 2022 and 2021, these related parties paid expenses on the Company’s behalf in an amount of $135,774 and $344,218, respectively.

Mr. Yuwen Li, the Vice President of the Company, authorized the Company to use trademarks that were owned by him for ten years from October 5, 2019 to October 4, 2029 at no cost.

Also see Note 3, 4, 9 and 10 for more transactions with related parties.